Income Taxes and Duties - Summary of Expected Benefit for DUC (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of income taxes [abstract]
Expected expense (benefit):		$ 4,871,813	$ 98,990,391	$ 236,421,472
Increase (decrease) resulting from:
Expected benefit contract		(1,811,137)	(2,578,264)	(4,987,552)
Non-cumulative profit		(464,460,841)	(627,269,522)	(778,566,830)
Non-deductible expenses		461,400,165	530,857,395	547,132,910
Production value		245,764,971	360,388,580	526,040,742
Deductible duties		(18,318,819)	(26,159,947)	(51,920,424)
DUC tax credit		(63,122,712)	(73,507,538)	0
Deferred DUC expense (benefit)		2,588,760	6,863,068	(6,703,627)
Deductions cap		(39,413,191)	(53,508,239)	(75,996,608)
DUC-Profit-sharing duty expense	$ 6,290,563	$ 127,499,009	$ 214,075,924	$ 391,420,083